Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation [Abstract]
Share-based compensation recognized in costs and expenses
	For the Years Ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Cost of revenues	958	7,293	16,295	2,626
Sales and marketing expenses	1,423	3,922	10,200	1,644
General and administrative expenses	4,085	3,662	20,927	3,373
Technology and product development expenses	293	1,846	5,759	928
Total	6,759	16,723	53,181	8,571

Summary of share option activities
			Weighted Average
	Number of	Weighted Average	Remaining	Aggregate
	Options	Exercise Price	Contractual Life	Intrinsic Value
		US$	Years	US$ in Million
Outstanding as of January 1, 2012	19,341,696	0.03	6.4	13.0
Granted	—	—
Forfeited and expired	(456,870)	0.03
Exercised	(4,887,757)	0.03		3.1
Outstanding as of December 31, 2012	13,997,069	0.03	5.4	5.9
Granted	30,732,900	0.58
Forfeited and expired	(1,408,938)	0.44
Exercised	(3,550,910)	0.03		3.6
Outstanding as of December 31, 2013	39,770,121	0.44	8.1	30.2
Granted	21,052,758	1.30
Forfeited and expired	(4,013,850)	0.91
Exercised	(6,542,022)	0.23		7.1
Outstanding as of December 31, 2014	50,267,007	0.79	8.2	17.6
Exercisable as of December 31, 2014	13,382,374	0.30	5.8	10.0
Vested and expected to vest as of December 31, 2014	43,222,033	0.76	8.0	16.2

Share options valuation assumption
	For the Years Ended December 31,
	2012	2013	2014
Expected volatility rate	—	57.6%-58.42%	56.1%-57.5%
Expected dividend yield	—	—	—
Expected term (years)	—	6.16	5.81-6.16
Risk-free interest rate (per annum)	—	1.54%-1.88%	1.43%-1.88%

Summary of restricted share units activities
		Weighted-Average
Restricted Share Units	Number of Units	Grant-Date Fair Value
		US$
Unvested as of January 1, 2012	4,256,608	1.07
Granted	—	—
Vested	(1,966,987)	1.07
Forfeited	(602,443)	1.07
Unvested as of December 31, 2012	1,687,178	1.07
Granted	—	—
Vested	(1,156,282)	1.07
Forfeited	(105,317)	1.07
Unvested as of December 31, 2013	425,579	1.07
Granted	—	—
Vested	(386,763)	1.07
Forfeited	(6,316)	1.07
Unvested as of December 31, 2014	32,500	1.07

Summary of restricted share activities
		Weighted-Average
Restricted Shares	Number of Shares	Grant-Date Fair Value
		US$
Unvested as of January 1, 2012	9,711,830	1.07
Granted	—	—
Vested	(4,702,050)	1.07
Forfeited	(250,000)	1.07
Unvested as of December 31, 2012	4,759,780	1.07
Granted	—	—
Vested	(2,864,780)	1.07
Forfeited	(1,050,000)	1.07
Unvested as of December 31, 2013	845,000	1.07
Granted	—	—
Vested	(676,250)	1.07
Forfeited	(168,750)	1.07
Unvested as of December 31, 2014	—	—